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                                                           [MetLife Letterhead]

                                     First MetLife Investors Insurance Company
                                     5 Park Plaza, Suite 1900
                                     Irvine, California 92614

November 17, 2006

VIA EDGAR
_________

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:  First MetLife Investors Insurance Company and
     First MetLife Investors Variable Annuity Account One
     File No. 333-96773 (Class VA, Class AA and Class B)
     Rule 497(j) Certification
     ____________________________________________________

Commissioners:

   On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the forms of the Prospectus Supplements dated November 13, 2006 to the Prospectuses dated May 1, 2006 and Statement of Additional Information ("SAI") dated May 1, 2006, as revised November 13, 2006 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus Supplements and SAI contained in Post-Effective Amendment No. 12 for the Account filed electronically with the Commission on November 6, 2006.

   If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards
-------------------------
John M. Richards
Senior Counsel